SUBSEQUENT EVENTS (Details Narrative)									1 Months Ended	9 Months Ended		12 Months Ended
	Oct. 28, 2021 USD ($) Integer	Oct. 15, 2021 $ / shares	Jun. 24, 2021 $ / shares	Feb. 23, 2021 $ / shares	Feb. 19, 2021 USD ($)	Feb. 19, 2021 USD ($)	Jan. 28, 2021 USD ($)	Jan. 28, 2021 USD ($)	Oct. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 01, 2020 USD ($)
Subsequent Event [Line Items]
Real estate acquired amount										$ 7,758,066	$ 8,996,248	$ 10,161,613	$ 13,037,562
Notes Payable to Banks [Member] | Polar Multi Strategy Master Fund [Member]
Subsequent Event [Line Items]
Outstanding principal balance												7,700,000		$ 8,800,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Dividends Payable, Date to be Paid				Mar. 16, 2021
Dividends Payable, Date of Record				Mar. 09, 2021
Common stock dividends, per share | $ / shares				$ 0.101
Subsequent Event [Member] | Notes Payable to Banks [Member] | Polar Multi Strategy Master Fund [Member]
Subsequent Event [Line Items]
Outstanding principal balance												$ 7,700,000
Subsequent Event [Member] | Model Home Properties in Houston, Texas [Member]
Subsequent Event [Line Items]
Number of properties acquired | Integer	3
Real estate acquired amount	$ 1,500,000
Subsequent Event [Member] | Model Home Properties in Houston, Texas [Member] | First Mortgage [Member]
Subsequent Event [Line Items]
Real estate acquired amount	1,000,000.0
Subsequent Event [Member] | Model Home Properties in Houston, Texas [Member] | Cash [Member]
Subsequent Event [Line Items]
Real estate acquired amount	$ 500,000
Subsequent Event [Member] | Property in Baltimore, MD [Member]
Subsequent Event [Line Items]
Property acquired amount									$ 8,700,000
Subsequent Event [Member] | Waterman Plaza [Member]
Subsequent Event [Line Items]
Proceeds from sale of real estate							$ 3,500,000	$ 3,500,000
Subsequent Event [Member] | Garden Gateway [Member]
Subsequent Event [Line Items]
Proceeds from sale of real estate					$ 11,200,000	$ 11,200,000
Series D Preferred Stock [Member]
Subsequent Event [Line Items]
Dividends declared per share | $ / shares			$ 0.10417
Series D Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Dividends declared per share | $ / shares		$ 0.19531
Dividends Payable, Date to be Paid		Nov. 15, 2021
Dividends Payable, Date of Record		Oct. 31, 2021